Lease (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of minimum obligations under operating lease agreements
2021	$ 104,549
2022	107,718
2023	64,357
2024
2025
Total lease payments	276,625
Less: Amounts representing interest	(24,551)
Total operating lease liabilities	252,074
Less: Current operating lease liabilities	(104,549)	$ (101,505)
Noncurrent operating lease liabilities	147,525	$ 231,312
Summary of obligations under Finance leases
2021	1,462,239
2022	849,427
2023	441,724
2024
2025
Total lease payments	2,753,390
Less: Amounts representing interest	(213,428)
Total finance lease liabilities	2,539,962
Less: Current Finance lease liabilities	(1,317,542)
Noncurrent Finance lease liabilities	$ 1,222,420